UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.         Name and address of issuer:

           Ameritas Variable Life Insurance Company
           5900 "O" Street
           Lincoln, Nebraska  68510


2.         Name of each series or class of funds for which this Form is filed:


3.         Investment Company Act File Number:  811-4473

           Securities Act File Numbers: 33-01576; 33-01978; 33-30019; 333-14845;
           333-15585; 333-71505.


4(b).      [ ]  Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's  fiscal year).
                See Instruction A.2


4(c).      [ ]  Check box if this is the last time the issuer will be filing this Form.


5.         Calculation of registration fee:

          (i)  Aggregate  sale price of  securities
               sold during the fiscal year
               pursuant to section 24(f):                           $ 75,842,577
                                                                    ------------
          (ii) Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                           $ 14,467,434
                                                      ------------
         (iii) Aggregate price of securities
               redeemed or repurchased during any
               prior  fiscal year ending no earlier
               than  October 11, 1995 that
               were not previously used to reduce
               registration  fees payable to
               the Commission:                                 $ 0
                                                       -----------
          (iv) Total available  redemption credits
               [add Items 5(ii) and 5(iii)]:                       -$ 14,467,434
                                                                   -------------
          (v)  Net sales -- if Item 5(i) is greater
               than Item  5(iv)  [subtract
               Item 5(iv) from Item 5(i)]:                           $61,375,143
                                                                    ------------
          (vi) Redemption  credits  available for use
               in future years ---if Item
               5(i) is less than  Item  5(iv)
               [subtract  Item  5(iv)  from Item 5(i)]:        $ 0
                                                       -----------
         (vii) Multiplier  for  determining  registration
               fee (See  Instruction  C.9):                            X .000264
                                                                     -----------
        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter "0" if no
               fee is due):                                          =$16,203.04
                                                                     -----------

6.         Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ----- If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
           that number here:    ---   .


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$         ----
                                                                   -------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$    16,203.04
                                                                   -------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 23, 2000

                     Method of Delivery:

                                            [x] Wire Transfer
                                            [ ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title):      /s/ Donald R. Stading
                               Donald R. Stading
                               Secretary and General Counsel

Date: March 24, 2000


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